Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
Note 3 - Cash and Cash Equivalents

	December 31,
	2013	2012
	U.S. Dollars
Bank balances	16,405	13,790
Call deposits	-	4,987
Restricted cash	90	90

	16,495	18,867

As of December 31, 2013 and 2012, $90 were restricted against credit lines to banking institutions in Hong Kong (denominated in Hong Kong Dollars).

The Company's cash and cash equivalent balance at December 31, 2013 and 2012 is denominated in the following currencies:

	December 31,
	2013	2012
	U.S. Dollars
US Dollars	11,015	13,933
Euro	1,936	1,476
New Israeli Shekels	1,208	1,742
Chinese RMB	1,101	1,149
Other currencies	1,235	567

	16,495	18,867